UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08062

Nicholas Equity Income Fund, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 03/31/2005

Date of reporting period: 12/31/2004

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
Nicholas Equity Income Fund, Inc.
AS OF: 12/31/04

                                                                                             VALUE
                                                                                        --------------

Commercial Paper   (  5.43%)
-------------------------------------------------------------
           275,000   CVS Corporation 01/10/05, 2.40%                                    $      274,872
           150,000   General Electric Capital Corporation 01/24/05, 2.29                       149,800
           250,000   Kraft Foods, Inc. 01/11/05, 2.31%                                         249,872
           300,000   Prudential Financial, Inc. 01/06/05, 2.24%                                299,944
           250,000   Toyota Credit de Puerto Rico Corporation                                  249,827
                     01/14/05, 2.26%
           250,000   Walt Disney Company (The) 01/19/05, 2.36%                                 249,738
                                                                                        --------------
                                                                                             1,474,052
                                                                                                          --------------
TOTAL Commercial Paper   (COST: $    1,474,052)                                                                1,474,052
                                                                                                          ==============
Common Stocks   ( 93.79%)
-------------------------------------------------------------
     Consumer Discretionary Auto & Components   (  5.27%)

            16,000   Bandag, Incorporated                                                      796,960
            10,000   Johnson Controls, Inc.                                                    634,400
                                                                                        --------------
                                                                                             1,431,360
     Consumer Discretionary Consumer Durables & Apparel   (  4.81%)

             7,000   Fortune Brands, Inc.                                                      540,260
            17,300   Weyco Group, Inc.                                                         766,217
                                                                                        --------------
                                                                                             1,306,477
     Consumer Staples Food, Beverage & Tobacco   ( 10.26%)

            15,000   ConAgra Foods, Inc.                                                       441,750
             8,176   J.M. Smucker Company (The)                                                384,844
            12,000   Lancaster Colony Corporation                                              514,440
            26,000   Sara Lee Corporation                                                      627,640
            17,000   UST Inc.                                                                  817,870
                                                                                        --------------
                                                                                             2,786,544
     Consumer Staples Food & Staple Retail   (  4.84%)

            28,000   Ingles Markets, Incorporated                                              346,920
            28,000   SUPERVALU INC.                                                            966,560
                                                                                        --------------
                                                                                             1,313,480
     Consumer Staples Household & Personal Products   (  1.52%)

             8,500   Alberto-Culver Company                                                    412,845
                                                                                        --------------
                                                                                               412,845
     Energy Energy   ( 12.24%)

            15,000   ChevronTexaco Corporation                                                 787,650
            20,900   Crosstex Energy, Inc.                                                     875,710
            40,000   Kayne Anderson MLP Investment Company                          (*)      1,000,000
             9,000   Kinder Morgan, Inc.                                                       658,170
                                                                                        --------------
                                                                                             3,321,530
     Financials Banks   (  4.98%)

            13,000   Fifth Third Bancorp                                                       614,640
            10,000   U.S. Bancorp                                                              313,200
            10,000   Washington Mutual, Inc.                                                   422,800
                                                                                        --------------
                                                                                             1,350,640
     Financials Insurance   ( 10.56%)

             5,000   American National Insurance Company                                       520,800
            20,000   Arthur J. Gallagher & Co.                                                 650,000
             9,000   Mercury General Corporation                                               539,280
            20,000   Montpelier Re Holdings Ltd.                                               769,000
             5,000   XL Capital Ltd. - Class A                                                 388,250
                                                                                        --------------
                                                                                             2,867,330
     Financials Real Estate   (  5.88%)

            20,000   Health Care Property Investors, Inc.                                      553,800
             9,900   National Health Realty, Inc.                                              198,099
            22,000   Plum Creek Timber Company, Inc.                                           845,680
                                                                                        --------------
                                                                                             1,597,579
     Health Care Services   (  2.42%)

            19,000   Baxter International Inc.                                                 656,260
                                                                                        --------------
                                                                                               656,260
     Health Care Pharmaceuticals & Biotechnology   (  6.53%)

            30,000   Bristol-Myers Squibb Company                                              768,600
             2,000   Merck & Co., Inc.                                                          64,280
            35,000   Pfizer Inc.                                                               941,150
                                                                                        --------------
                                                                                             1,774,030
     Industrials Capital Goods   ( 10.25%)

             8,000   CLARCOR Inc.                                                              438,160
            10,000   Donaldson Company, Inc.                                                   325,800
             4,000   Illinois Tool Works Inc.                                                  370,720
            21,000   Pentair, Inc.                                                             914,760
            11,000   W.W. Grainger, Inc.                                                       732,820
                                                                                        --------------
                                                                                             2,782,260
     Industrials Commercial Services & Supplies   (  3.16%)

            10,200   Coinmach Service Corp.                                                    139,740
            52,000   ServiceMaster Company (The)                                               717,080
                                                                                        --------------
                                                                                               856,820
     Materials Materials   (  5.35%)

             2,000   AptarGroup, Inc.                                                          105,560
            22,000   Bemis Company, Inc.                                                       639,980
            36,000   RPM International, Inc.                                                   707,760
                                                                                        --------------
                                                                                             1,453,300
     Telecomm Services Services   (  1.02%)

            20,000   Citizens Communications Company                                           275,800
                                                                                        --------------
                                                                                               275,800
     Utilities Utilities   (  4.70%)

            18,000   Alliant Energy Corporation                                                514,800
            30,000   Duke Energy Corporation                                                   759,900
                                                                                        --------------
                                                                                             1,274,700
                                                                                                          --------------
TOTAL Common Stocks   (COST: $   20,013,218)                                                                  25,460,955
                                                                                                          ==============
Variable Rate Demand Note   (  1.75%)
-------------------------------------------------------------
           475,175   U.S. Bank N.A.                                                            475,175
                                                                                        --------------
                                                                                               475,175
                                                                                                          --------------
TOTAL Variable Rate Demand Note   (COST: $      475,175)                                                         475,175
                                                                                                          ==============

TOTAL SECURITY HOLDINGS  (100.97%):                                                                         27,410,182
LIABILITIES, LESS OTHER ASSETS  (-0.97%):                                                                      -263,034
                                                                                                          --------------
TOTAL NET ASSETS:                                                                                         $   27,147,149
                                                                                                          ==============

( ) - % OF NET ASSETS
(*) - NON-INCOME PRODUCING

As of December 31, 2004, investment cost for federal tax purposes was $22,056,559 and the tax basis components of unrealized appreciation/depreciation were as follows:

              Unrealized appreciation ....................... $5,669,384
              Unrealized depreciation .......................   (315,761)
                                                              ----------
              Net unrealized appreciation ................... $5,353,623
                                                              ----------
                                                              ----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a)  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Equity Income Fund, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 02/15/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 02/15/2005

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 02/15/2005